Equity Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Equity [Abstract]
Schedule of Stock Option Activity

A summary of option activity for the six months ended June 30, 2018 is presented below.

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2017	21,840,953	$0.33	2.09
Granted	1,006,272	0.33
Exercised	(487,620)	0.07
Forfeited or expired	(1,075,000)	0.55
Outstanding at June 30, 2018	21,284,605	$0.26	1.68	$7,533,282
Exercisable at June 30, 2018	9,204,808	$0.36		$2,406,294

A summary of option activity for the years ended December 31, 2017 and 2016 are presented below.

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Options	Price	Life (Years)	Value

Outstanding at December 31, 2015	7,656,250	$0.66	4.87	$-
Granted	5,860,000	0.09	-	-
Forfeited	(2,985,297)	0.93	-	-
Exercised	-	-	-	-
Outstanding at December 31, 2016	10,530,953	$0.33	4.03	$-
Granted	13,210,000	0.17	-	-
Forfeited	(1,900,000)	0.16	-	-
Exercised	-	-	-	-
Outstanding at December 31, 2017	21,840,953	$0.26	2.09	$137,403

Vested December 31, 2017	12,286,613	$0.28		$44,030

Exercisable at December 31, 2017	9,357,620	$0.36		$24,166

Schedule of Fair Value Assumptions Using Black-Scholes Method

The fair value of share option award is estimated using the Black-Scholes method based on the following weighted-average assumptions:

Six Months Ended June 30,
	2018	2017
Risk-free interest rate	2.25% - 2.85%	1.76% - 1.93%
Average expected term (years)	5 years	5 years
Expected volatility	184% -190%	157%-160%
Expected dividend yield	-	-

Schedule of Warrants Outstanding

The Company has the following warrants outstanding as of June 30, 2018 all of which are exercisable:

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Warrants	Price	Life (Years)	Value

Outstanding at December 31, 2017	28,436,413	$0.13	2.79	$-
Granted	3,000,000	0.21	-	-
Forfeited	(48,000)	0.10	-	-
Exercised	(1,981,000)	0.15	-	-
Outstanding at June 30, 2018	29,407,413	$0.14	2.97	$13,619,258

Exercisable at June 30, 2018	29,407,413			$13,619,258